Revenue - Summary of Revenues From Contracts With Customers Disaggregated by Material Revenue Category (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disaggregation Of Revenue [Line Items]
Total revenue	¥ 4,551,662	$ 659,929	¥ 2,852,277	¥ 1,831,077
Colocation Services
Disaggregation Of Revenue [Line Items]
Total revenue	4,197,502	608,581	2,649,371	1,701,911
Colocation Rental
Disaggregation Of Revenue [Line Items]
Total revenue	203,381	29,487	114,681	124,991
Others
Disaggregation Of Revenue [Line Items]
Total revenue	¥ 150,779	$ 21,861	¥ 88,225	¥ 4,175